Employee Benefits - Schedule of Main Actuarial Hypothesis Used in the Actuarial Computations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Main Actuarial Hypothesis Used in the Actuarial Computations [Abstract]
Discount rate	9.20%	10.55%	9.05%
Wage increase rate	5.00%	5.00%	5.00%
Rate of salary increase	4.50%	4.50%	4.50%